Restructuring - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	[1]		$ 44,692
23 And Me Holding Company
Restructuring Cost and Reserve [Line Items]
Employee severance and termination benefit expenses			5,500
Employee severance and termination benefit expenses non cash stock based compensation			900
23 And Me Holding Company | Facility at sunnyvale california [Member]
Restructuring Cost and Reserve [Line Items]
Impairment loss on operating lease right of use asset			12,600
Impairment loss on property plant and equipment			7,000
23 And Me Holding Company | Restructuring and other charges [Member] | Phoenix arozona operating facility [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Impairment loss on operating lease right of use asset			600
Impairment loss on property plant and equipment disposed off			13,000
Impairment loss on capitaized internal use software			700
Liability for contractually obligated exit costs			3,000
23 And Me Holding Company | Restructuring and other charges [Member] | Consolidation of the sales channel network [Member]
Restructuring Cost and Reserve [Line Items]
Return related fees			800
Inventory written off			1,500
Payment of return related fees		$ 200	100
Accrued return related fees		500	700
Refund of the original purchase price		$ 5,700
23 And Me Holding Company | Consumer and research services segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses			$ 44,700

[1]	For the year ended March 31, 2020, restructuring includes $0.9 million of stock-based compensation expense related to restructuring activities.